ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
ASSET RETIREMENT OBLIGATIONS [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 6 - ASSET RETIREMENT OBLIGATIONS

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The Property's  asset  retirement  obligations  reported as accrued  liabilities arise from the plugging and  abandonment  liabilities for oil and gas wells that were  acquired  during  the year  ended  December  31,  2013.  The  Company  has determined  there is no salvage value  associated  with the Property's  tangible assets at the time the wells are retired. There were no wells retired during the three months ended March 31, 2014 and the Property's asset retirement obligation at March 31, 2014 is $307,854.

NOTE 7 - ASSET RETIREMENT OBLIGATIONS

-------------------------------------

The Property's  asset  retirement  obligations  reported as accrued  liabilities arise from the plugging and  abandonment  liabilities for oil and gas wells that were  acquired  during  the year  ended  December  31,  2013.  The  Company  has determined  there is no salvage value  associated  with the Property's  tangible assets at the time the wells are retired. There were no wells retired during the year ended December 31, 2013 and the Property's asset  retirement  obligation at

December 31, 2013 is $307,854.